Consolidated Statements of Comprehensive Income (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income
Net income	¥ 600,511	¥ 1,370,638	¥ 787,775
Other comprehensive income, net of tax:
Foreign currency translation adjustments	25,502	6,166	(894)
Unrealized holding gains (losses) on securities:
Amount arising during the period	(4,344)	29,892	68,592
Adjustments related to retirement and severance benefits:
Amount arising during the period	1,071	(287)	418
Total other comprehensive income	22,229	35,771	68,116
Total comprehensive income	622,739	1,406,409	855,891
Less: Comprehensive income (loss) attributable to noncontrolling interests	4,490	2,951	(933)
Total comprehensive income attributable to UBIC, Inc. shareholders	¥ 618,249	¥ 1,403,458	¥ 856,824